Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 56.6%
	Shares	Value ($)
International 15.0%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	65,455,245	546,551,295
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	27,287,709	179,553,124
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	64,356,104	548,957,571
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	23,889,277	221,931,380
Total		1,496,993,370
U.S. Large Cap 35.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	14,056,074	307,546,900
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,036,440	892,237,937
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,069,718	207,968,647
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	15,707,302	300,480,699
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	15,303,020	150,887,777
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,836,501	154,535,808
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	8,352,333	277,798,582
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	9,060,218	269,179,075
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,049,101	156,067,088
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	8,565,535	273,668,836
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,492,840	139,891,320
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	18,141,634	347,049,464
Total		3,477,312,133
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 3.6%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,950,199	79,360,343
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	3,766,640	65,577,211
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,653,102	99,902,100
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,472,108	112,294,628
Total		357,134,282
U.S. Small Cap 3.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	3,656,060	36,816,520
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	3,169,014	46,045,774
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	576,710	9,475,349
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,882,101	112,230,482
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,796,625	90,224,522
Total		294,792,647
Total Equity Funds (Cost $5,047,908,943)		5,626,232,432

Exchange-Traded Equity Funds 1.1%

U.S. Large Cap 1.1%
SPDR S&P 500 ETF Trust	413,300	106,528,075
Total Exchange-Traded Equity Funds (Cost $72,399,093)		106,528,075

Exchange-Traded Fixed Income Funds 8.5%

Investment Grade 8.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,676,000	454,022,760
Vanguard Intermediate-Term Corporate Bond ETF	4,500,000	391,905,000
Total		845,927,760
Total Exchange-Traded Fixed Income Funds (Cost $879,610,130)		845,927,760

Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2020 (Unaudited)
Fixed Income Funds 13.0%
	Shares	Value ($)
Investment Grade 13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,795,928	217,109,486
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,694,171	62,858,268
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,435,016	134,247,088
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,141,368	65,405,572
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,211,249	155,328,953
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,746,772	244,433,714
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,185,528	22,838,767
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	34,673,333	394,582,531
Total		1,296,804,379
Total Fixed Income Funds (Cost $1,234,135,290)		1,296,804,379

Residential Mortgage-Backed Securities - Agency 16.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	303,200,000	314,445,639
04/20/2035- 04/15/2050	3.000%	914,721,000	958,315,825
04/15/2050	3.500%	350,000,000	369,887,536
Total Residential Mortgage-Backed Securities - Agency (Cost $1,632,143,861)			1,642,649,000
Options Purchased Puts 1.9%
Value ($)
(Cost $257,426,990)	188,322,000

Money Market Funds 17.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	1,686,584,183	1,685,740,891
Total Money Market Funds (Cost $1,686,305,570)		1,685,740,891
Total Investments in Securities (Cost: $10,809,929,877)		11,392,204,537
Other Assets & Liabilities, Net		(1,453,583,338)
Net Assets		9,938,621,199

At March 31, 2020, securities and/or cash totaling $188,884,770 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	333	06/2020	USD	25,924,050	1,451,085	—
CAC40 Index	40	04/2020	EUR	1,758,000	316,378	—
DAX Index	35	06/2020	EUR	8,669,063	1,497,048	—
EURO STOXX 50 Index	153	06/2020	EUR	4,202,910	504,532	—
FTSE 100 Index	155	06/2020	GBP	8,735,025	1,156,789	—
FTSE/MIB Index	88	06/2020	EUR	7,446,560	1,328,465	—
Japanese Yen	79	06/2020	USD	9,203,006	277,517	—
MSCI Singapore Index	275	04/2020	SGD	7,738,500	—	(103,385)
New Zealand Dollar	200	06/2020	USD	11,898,000	—	(673,560)
S&P 500 Index	190	06/2020	USD	122,060,750	—	(7,529,415)
2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	5,573	06/2020	USD	716,046,905	31,493,507	—
TOPIX Index	160	06/2020	JPY	2,244,800,000	1,378,025	—
U.S. Long Bond	1,708	06/2020	USD	305,838,750	13,516,983	—
U.S. Treasury 10-Year Note	3,784	06/2020	USD	524,793,500	16,521,044	—
U.S. Treasury 2-Year Note	2,760	06/2020	USD	608,256,561	4,506,093	—
U.S. Treasury 5-Year Note	3,649	06/2020	USD	457,436,359	8,751,726	—
U.S. Ultra Treasury Bond	508	06/2020	USD	112,712,500	6,981,841	—
Total					89,681,033	(8,306,360)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(12)	06/2020	USD	(737,160)	—	(3,066)
Canadian Dollar	(240)	06/2020	USD	(17,050,800)	409,992	—
Euro FX	(13)	06/2020	USD	(1,795,544)	10,529	—
Euro FX	(100)	06/2020	USD	(13,811,875)	—	(26,407)
Hang Seng Index	(271)	04/2020	HKD	(321,406,000)	—	(572,578)
OMXS30 Index	(6,665)	04/2020	SEK	(986,420,000)	—	(11,936,140)
Russell 2000 Index E-mini	(300)	06/2020	USD	(17,214,000)	6,762	—
Russell 2000 Index E-mini	(315)	06/2020	USD	(18,074,700)	—	(517,398)
S&P 500 Index E-mini	(4,319)	06/2020	USD	(554,926,715)	—	(12,797,678)
S&P/TSX 60 Index	(450)	06/2020	CAD	(73,278,000)	122,379	—
S&P/TSX 60 Index	(100)	06/2020	CAD	(16,284,000)	—	(23,384)
SPI 200 Index	(53)	06/2020	AUD	(6,769,425)	—	(243,099)
Swiss Franc	(50)	06/2020	USD	(6,510,625)	—	(88,927)
Total					549,662	(26,208,677)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,835,058,900	7,100	2,000.00	12/17/2021	163,367,613	115,339,500
S&P 500 Index	JPMorgan	USD	956,298,300	3,700	2,100.00	12/17/2021	94,059,377	72,982,500
Total							257,426,990	188,322,000
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,764,588,217	1,463,176,261	(1,541,180,295)	1,686,584,183	—	13,672	(555,821)	6,570,781	1,685,740,891
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,580,958	—	(524,884)	14,056,074	—	5,623,996	(74,033,089)	—	307,546,900
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	19,356,104	3,534	(323,198)	19,036,440	—	7,164,805	(228,391,159)	—	892,237,937
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,052,372	18,671	(1,325)	9,069,718	—	10,891	(60,286,770)	—	207,968,647
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	21,144,635	10,324	(359,031)	20,795,928	—	115,115	(4,648,699)	—	217,109,486
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	16,584,032	—	(876,730)	15,707,302	—	8,100,647	(50,971,673)	—	300,480,699
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,780,576	5,996	(92,401)	6,694,171	—	(71,089)	(2,415,864)	—	62,858,268
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	11,789,892	68	(354,944)	11,435,016	—	454,056	8,373,983	—	134,247,088
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,001,383	—	(51,184)	2,950,199	—	436,963	(19,064,747)	—	79,360,343
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	15,885,381	—	(582,361)	15,303,020	—	1,205,579	(32,165,792)	—	150,887,777
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,438,325	12,997	(614,821)	7,836,501	—	3,463,192	(65,702,938)	—	154,535,808
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,751,594	25,184	(10,138)	3,766,640	—	27,480	(31,905,194)	—	65,577,211
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	3,656,060	—	—	3,656,060	—	—	(20,473,934)	—	36,816,520
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	3,169,014	—	—	3,169,014	—	—	(10,426,056)	—	46,045,774
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	576,710	—	—	576,710	—	—	(4,579,080)	—	9,475,349
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,235,936	5,424	(99,992)	6,141,368	—	22,479	179,718	—	65,405,572
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	14,457,488	5,804	(252,043)	14,211,249	—	19,132	(1,127,044)	—	155,328,953
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	64,958,054	497,191	—	65,455,245	—	—	(174,293,347)	1,396,561	546,551,295
CTIVP® – DFA International Value Fund, Class 1 Shares
	26,624,105	663,604	—	27,287,709	—	—	(83,716,340)	1,545,439	179,553,124
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	63,869,456	486,649	(1)	64,356,104	—	—	(162,467,332)	1,057,280	548,957,571
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	8,755,010	—	(402,677)	8,352,333	—	7,230,094	(42,958,890)	—	277,798,582
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	9,527,101	—	(466,883)	9,060,218	—	5,501,799	(51,794,043)	—	269,179,075
CTIVP® – MFS® Value Fund, Class 1 Shares
	7,028,321	21,900	(1,120)	7,049,101	—	744	(49,326,699)	—	156,067,088
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	8,927,921	—	(362,386)	8,565,535	—	5,319,968	(35,870,455)	—	273,668,836
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	7,440,658	52,182	—	7,492,840	—	—	(55,992,642)	—	139,891,320
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	22,161,429	6,383	(421,040)	21,746,772	—	226,169	4,873,607	—	244,433,714
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,642,783	21,578	(11,259)	4,653,102	—	38,767	(41,022,956)	—	99,902,100
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	2,192,438	9,104	(16,014)	2,185,528	—	1,814	371,474	—	22,838,767
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,730,009	140	(258,041)	4,472,108	—	3,190,629	(34,554,346)	—	112,294,628
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	23,783,020	106,257	—	23,889,277	—	—	(51,648,986)	565,700	221,931,380
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	35,323,442	12,628	(662,737)	34,673,333	—	239,251	7,917,076	—	394,582,531
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	18,439,898	2,167	(300,431)	18,141,634	—	1,800,954	(87,318,596)	—	347,049,464
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,735,014	147,087	—	5,882,101	—	—	(36,439,955)	—	112,230,482
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,628,169	168,457	(1)	4,796,625	—	—	(47,758,060)	—	90,224,522
Total					—	50,137,107	(1,540,194,649)	11,135,761	8,608,777,702

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	5